Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 16, 2022	Feb. 01, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage			$ 250,000	$ 250,000			$ 250,000		$ 250,000
Number of shares subject to redemption (in Shares)			5,750,000	5,750,000			5,750,000		5,750,000	0
Offering costs		$ 1,594,485
Underwriting discount		1,150,000
Other offering costs		$ 444,485				$ 444,485			$ 444,485
Statutory tax rate			21.00%		21.00%		21.00%	21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, Percent			4.96%		0.00%		7.20%	0.00%	0.00%	0.00%
Percentage of excise tax on certain repurchasesof stock by publicly traded U.S. domestic corporations	1.00%
Percentage of fair market value of the shares repurchased at the time of the repurchase	1.00%
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Potential common shares for outstanding warrants (in Shares)				5,750,000			5,375,000